Short-term investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule Of Available For Sale Securities [Line Items]
Maturities of Time Deposits, Description	the time deposits with original maturities between three months and one year
Time deposits, Interest income	$ 2,512	$ 3,306
Minimum
Schedule Of Available For Sale Securities [Line Items]
Time deposits, Maturity period	3 months
Maximum
Schedule Of Available For Sale Securities [Line Items]
Time deposits, Maturity period	1 year